SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segmented information
Segmented information as at and for the year ended December 31, 2021 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,809,967	—	(17,864)	1,792,103
Administration fees	—	1,052,828	(190,193)	862,635
Other income	26,949	45,330	—	72,279
Total revenue	1,836,916	1,098,158	(208,057)	2,727,017

Selling, general and administrative	376,670	344,009	(18,403)	702,276
Trailer fees	586,237	—	(34,537)	551,700
Advisor and dealer fees	—	579,243	(154,738)	424,505
Deferred sales commissions	6,093	—	(379)	5,714
Amortization and depreciation	25,383	71,438	—	96,821
Other expenses	90,624	159,541	—	250,165
Total expenses	1,085,007	1,154,231	(208,057)	2,031,181

Income before income taxes and non-segmented items	751,909	(56,073)	—	695,836
Interest and lease finance				(109,670)
Provision for income taxes				(173,792)
Net income for the year				412,374

Indefinite-life intangibles
Goodwill	1,312,543	1,943,398	—	3,255,941
Fund contracts	1,774,050	28,617	—	1,802,667
Total indefinite-life intangibles	3,086,593	1,972,015	—	5,058,608
Segmented information as at and for the year ended December 31, 2020 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,650,076	—	(14,303)	1,635,773
Administration fees	—	530,058	(165,650)	364,408
Other income	(2,227)	54,830	—	52,603
Total revenue	1,647,849	584,888	(179,953)	2,052,784

Selling, general and administrative	325,245	138,805	(14,611)	449,439
Trailer fees	538,409	—	(28,965)	509,444
Advisor and dealer fees	—	389,264	(135,888)	253,376
Deferred sales commissions	7,981	—	(489)	7,492
Amortization and depreciation	24,714	18,800	—	43,514
Other expenses	69,176	12,156	—	81,332
Total expenses	965,525	559,025	(179,953)	1,344,597

Income before income taxes and non-segmented items	682,324	25,863	—	708,187
Interest				(65,440)
Provision for income taxes				(167,201)
Net income for the year				475,546

Indefinite-life intangibles
Goodwill	1,311,873	741,799	—	2,053,672
Fund contracts	1,778,901	—	—	1,778,901
Total indefinite-life intangibles	3,090,774	741,799	—	3,832,573

Schedule of geographic segment information
Geographic segment information:

	2021	2020
Revenue from external customers	$	$
Canada	2,330,892	1,971,291
United States	338,722	47,195
Australia	57,403	34,298
Total	2,727,017	2,052,784

	2021	2020
Non-current assets	$	$
Canada	3,669,613	3,492,876
United States	3,039,774	912,731
Australia	111,069	115,495
Hong Kong	71	82
Total	6,820,527	4,521,184